Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Income Tax Examination [Line Items]
Discrete tax benefit	$ 1,400
Effective income tax rate	(247.20%)	200.60%	28.40%	250.90%	26.20%		(4.70%)		13.60%
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%
Disallowed interest					$ 116,559		$ 97,593
Ownership changes on common stock description					The events that may cause ownership changes include, but are not limited to, a cumulative stock ownership change of greater than 50% over a three year period.
Valuation allowance					$ 36,051		27,388
Net increase in valuation allowance					8,663
Unrecognized tax benefits					$ 1,327	[1]	1,734	[1]	$ 0
Tax examination, Description					The major jurisdictions where the Company is subject to potential examination include the U.S. and the U.S. state jurisdictions. U.S. and major state returns are generally open for examination for the 2021 tax year and onward. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses or tax credits were generated and carried forward, and make adjustments up to the amount of the net operating loss or credit carryforward. Accordingly, tax years 2016 through 2020 for Arcline Engineered Polymer Topco, L.P. remain open for examination with respect to NOL carryforwards used in the 2022 tax return.
Tax years under examination					2016 2017 2018 2019 2020
Interest and penalties recognized					$ (73)		115		$ 0
Foreign [Member]
Income Tax Examination [Line Items]
Tax loss carry forwards					489		2,121
Valuation allowance					268		145
Federal and State [Member]
Income Tax Examination [Line Items]
Tax loss carry forwards					16,961		13,049
Credit carryforwards					7,902		5,710
Valuation allowance					$ 35,783		$ 27,243

[1]	Including interest and penalties of $396 and $533 for the years ended December 31, 2025 and 2024, respectively.